Long-term debt and interest and other costs - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2023 EUR (€)
Debt Disclosure [Abstract]
2024	€ 0.1
2025	1,004.2
2026	1,002.0
2027	752.0
2028	2.0
Thereafter	2,011.0
Total debt maturities	€ 4,771.3